Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of operating segments [Line Items]
Revenues	$ 207,520	$ 6,938	$ 215,483	$ 227,514
Income (loss) before income tax	41,867	$ 1,400	44,986	48,009
From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	207,520		215,483	227,514
Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	28,573		30,107	35,730
Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	236,093		245,590	263,244
Intersegment Elimination [Member]
Disclosure of operating segments [Line Items]
Revenues	(28,573)		(30,107)	(35,730)
Consolidated [member]
Disclosure of operating segments [Line Items]
Revenues	207,520		215,483	227,514
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	19,537		18,243	24,888
Domestic Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	65,728		66,753	71,137
Domestic Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	16,065		17,125	22,515
Domestic Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	81,793		83,878	93,652
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	11,250		15,328	12,433
Mobile Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	95,469		100,937	109,376
Mobile Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	1,564		1,702	2,031
Mobile Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	97,033		102,639	111,407
Internet Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	12,515		11,944	11,118
Internet Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	30,091		29,813	28,917
Internet Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	3,951		4,038	4,209
Internet Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	34,042		33,851	33,126
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	799		1,024	1,029
International Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	11,485		13,435	13,552
International Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	2,079		2,234	2,375
International Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	13,564		15,669	15,927
Other [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	(2,234)		(1,553)	(1,459)
Other [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	4,747		4,545	4,532
Other [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	4,914		5,008	4,600
Other [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 9,661		$ 9,553	$ 9,132